Shareholder Report, Holdings (Details)	Jun. 30, 2025
SmartETFs Smart Transportation & Technology ETF | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	44.60%
SmartETFs Smart Transportation & Technology ETF | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	13.90%
SmartETFs Smart Transportation & Technology ETF | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	6.30%
SmartETFs Smart Transportation & Technology ETF | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	5.20%
SmartETFs Smart Transportation & Technology ETF | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	5.10%
SmartETFs Smart Transportation & Technology ETF | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	4.80%
SmartETFs Smart Transportation & Technology ETF | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	4.20%
SmartETFs Smart Transportation & Technology ETF | CHINA
Holdings [Line Items]
Percent of Net Asset Value	4.00%
SmartETFs Smart Transportation & Technology ETF | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	3.10%
SmartETFs Smart Transportation & Technology ETF | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	2.90%
SmartETFs Smart Transportation & Technology ETF | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	2.40%
SmartETFs Smart Transportation & Technology ETF | ISRAEL
Holdings [Line Items]
Percent of Net Asset Value	1.30%
SmartETFs Smart Transportation & Technology ETF | Amphenol Corp
Holdings [Line Items]
Percent of Net Asset Value	5.80%
SmartETFs Smart Transportation & Technology ETF | Taiwan Semiconductor Manufacturing Co Ltd
Holdings [Line Items]
Percent of Net Asset Value	5.10%
SmartETFs Smart Transportation & Technology ETF | Quanta Services Inc
Holdings [Line Items]
Percent of Net Asset Value	5.00%
SmartETFs Smart Transportation & Technology ETF | NVIDIA Corp
Holdings [Line Items]
Percent of Net Asset Value	5.00%
SmartETFs Smart Transportation & Technology ETF | Eaton Corp PLC
Holdings [Line Items]
Percent of Net Asset Value	4.30%
SmartETFs Smart Transportation & Technology ETF | BYD Co Ltd
Holdings [Line Items]
Percent of Net Asset Value	4.00%
SmartETFs Smart Transportation & Technology ETF | Tesla Inc
Holdings [Line Items]
Percent of Net Asset Value	4.00%
SmartETFs Smart Transportation & Technology ETF | Alphabet Inc
Holdings [Line Items]
Percent of Net Asset Value	3.90%
SmartETFs Smart Transportation & Technology ETF | Volvo AB
Holdings [Line Items]
Percent of Net Asset Value	3.70%
SmartETFs Smart Transportation & Technology ETF | Siemens AG
Holdings [Line Items]
Percent of Net Asset Value	3.70%
SmartETFs Sustainable Energy II ETF | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	46.30%
SmartETFs Sustainable Energy II ETF | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	8.40%
SmartETFs Sustainable Energy II ETF | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	2.70%
SmartETFs Sustainable Energy II ETF | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	3.00%
SmartETFs Sustainable Energy II ETF | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	1.60%
SmartETFs Sustainable Energy II ETF | CHINA
Holdings [Line Items]
Percent of Net Asset Value	3.70%
SmartETFs Sustainable Energy II ETF | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	3.10%
SmartETFs Sustainable Energy II ETF | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	13.70%
SmartETFs Sustainable Energy II ETF | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	4.80%
SmartETFs Sustainable Energy II ETF | ITALY
Holdings [Line Items]
Percent of Net Asset Value	3.50%
SmartETFs Sustainable Energy II ETF | Britain
Holdings [Line Items]
Percent of Net Asset Value	3.10%
SmartETFs Sustainable Energy II ETF | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	1.50%
SmartETFs Sustainable Energy II ETF | CANADA
Holdings [Line Items]
Percent of Net Asset Value	1.30%
SmartETFs Sustainable Energy II ETF | Amphenol Corp
Holdings [Line Items]
Percent of Net Asset Value	4.20%
SmartETFs Sustainable Energy II ETF | Eaton Corp PLC
Holdings [Line Items]
Percent of Net Asset Value	4.80%
SmartETFs Sustainable Energy II ETF | Siemens AG
Holdings [Line Items]
Percent of Net Asset Value	4.60%
SmartETFs Sustainable Energy II ETF | Legrand SA
Holdings [Line Items]
Percent of Net Asset Value	4.90%
SmartETFs Sustainable Energy II ETF | Iberdrola SA
Holdings [Line Items]
Percent of Net Asset Value	4.80%
SmartETFs Sustainable Energy II ETF | Trane Technologies PLC
Holdings [Line Items]
Percent of Net Asset Value	4.70%
SmartETFs Sustainable Energy II ETF | Schneider Electric SE
Holdings [Line Items]
Percent of Net Asset Value	4.70%
SmartETFs Sustainable Energy II ETF | Hubbell Inc
Holdings [Line Items]
Percent of Net Asset Value	4.40%
SmartETFs Sustainable Energy II ETF | Spie SA
Holdings [Line Items]
Percent of Net Asset Value	4.10%
SmartETFs Sustainable Energy II ETF | Nextera Energy Inc
Holdings [Line Items]
Percent of Net Asset Value	4.10%
SmartETFs Asia Pacific Dividend Builder ETF | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	15.30%
SmartETFs Asia Pacific Dividend Builder ETF | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	11.40%
SmartETFs Asia Pacific Dividend Builder ETF | Financial
Holdings [Line Items]
Percent of Net Asset Value	42.40%
SmartETFs Asia Pacific Dividend Builder ETF | Industrial
Holdings [Line Items]
Percent of Net Asset Value	11.20%
SmartETFs Asia Pacific Dividend Builder ETF | Technology
Holdings [Line Items]
Percent of Net Asset Value	17.50%
SmartETFs Asia Pacific Dividend Builder ETF | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.20%
SmartETFs Asia Pacific Dividend Builder ETF | Taiwan Semiconductor Manufacturing Co Ltd
Holdings [Line Items]
Percent of Net Asset Value	3.30%
SmartETFs Asia Pacific Dividend Builder ETF | China Merchants Bank Co Ltd - H Shares
Holdings [Line Items]
Percent of Net Asset Value	4.00%
SmartETFs Asia Pacific Dividend Builder ETF | Industrial & Commercial Bank of China Ltd - H Shares
Holdings [Line Items]
Percent of Net Asset Value	3.30%
SmartETFs Asia Pacific Dividend Builder ETF | China Construction Bank Corp - H Shares
Holdings [Line Items]
Percent of Net Asset Value	3.30%
SmartETFs Asia Pacific Dividend Builder ETF | China Medical System Holdings Ltd
Holdings [Line Items]
Percent of Net Asset Value	3.10%
SmartETFs Asia Pacific Dividend Builder ETF | BOC Hong Kong Holdings Ltd
Holdings [Line Items]
Percent of Net Asset Value	3.10%
SmartETFs Asia Pacific Dividend Builder ETF | Broadcom Inc
Holdings [Line Items]
Percent of Net Asset Value	3.00%
SmartETFs Asia Pacific Dividend Builder ETF | Metcash Ltd
Holdings [Line Items]
Percent of Net Asset Value	3.00%
SmartETFs Asia Pacific Dividend Builder ETF | Ping An Insurance Group Co of China Ltd - H Shares
Holdings [Line Items]
Percent of Net Asset Value	3.00%
SmartETFs Asia Pacific Dividend Builder ETF | Novatek Microelectronics Corp
Holdings [Line Items]
Percent of Net Asset Value	3.00%
SmartETFs Dividend Builder ETF | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	40.80%
SmartETFs Dividend Builder ETF | Financial
Holdings [Line Items]
Percent of Net Asset Value	14.90%
SmartETFs Dividend Builder ETF | Industrial
Holdings [Line Items]
Percent of Net Asset Value	22.20%
SmartETFs Dividend Builder ETF | Technology
Holdings [Line Items]
Percent of Net Asset Value	15.10%
SmartETFs Dividend Builder ETF | Communications
Holdings [Line Items]
Percent of Net Asset Value	5.70%
SmartETFs Dividend Builder ETF | Eaton Corp PLC
Holdings [Line Items]
Percent of Net Asset Value	3.00%
SmartETFs Dividend Builder ETF | Broadcom Inc
Holdings [Line Items]
Percent of Net Asset Value	3.20%
SmartETFs Dividend Builder ETF | Deutsche Boerse AG
Holdings [Line Items]
Percent of Net Asset Value	3.50%
SmartETFs Dividend Builder ETF | Microsoft Corp
Holdings [Line Items]
Percent of Net Asset Value	3.20%
SmartETFs Dividend Builder ETF | Danone SA
Holdings [Line Items]
Percent of Net Asset Value	3.20%
SmartETFs Dividend Builder ETF | Nestle SA
Holdings [Line Items]
Percent of Net Asset Value	3.10%
SmartETFs Dividend Builder ETF | Mondelez International Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
SmartETFs Dividend Builder ETF | Texas Instruments Inc
Holdings [Line Items]
Percent of Net Asset Value	3.10%
SmartETFs Dividend Builder ETF | CME Group Inc
Holdings [Line Items]
Percent of Net Asset Value	3.10%
SmartETFs Dividend Builder ETF | Cisco Systems Inc
Holdings [Line Items]
Percent of Net Asset Value	3.00%